Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: June 12, 2024

Payment Date	6/17/2024
Collection Period Start	5/1/2024
Collection Period End	5/31/2024
Interest Period Start	5/15/2024
Interest Period End	6/16/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$207,649,927.04	$31,033,847.74	$176,616,079.30	0.347601	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$822,029,927.04	$31,033,847.74	$790,996,079.30

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$904,336,508.14	$870,031,336.97	0.581674
YSOC Amount	$78,915,379.72	$75,644,056.29
Adjusted Pool Balance	$825,421,128.42	$794,387,280.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$207,649,927.04	5.20000%	30/360	$899,816.35
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$822,029,927.04			$3,408,535.68

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$904,336,508.14	$870,031,336.97
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$825,421,128.42	$794,387,280.68
Number of Receivables Outstanding	47,769	46,988
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	44.8	43.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,968,555.06
Principal Collections	$34,043,227.48
Liquidation Proceeds	$181,106.09
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,192,888.63
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,192,888.63

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$753,613.76	$753,613.76	$—	$—	$36,439,274.87
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,439,274.87
Interest - Class A-2 Notes	$899,816.35	$899,816.35	$—	$—	$35,539,458.52
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,611,750.19
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$33,220,240.19
First Allocation of Principal	$—	$—	$—	$—	$33,220,240.19
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$33,162,949.19
Second Allocation of Principal	$522,646.36	$522,646.36	$—	$—	$32,640,302.83
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,579,734.83
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,019,734.83
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,948,092.83
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,388,092.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,388,092.83
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,996,891.45
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,996,891.45
Remaining Funds to Certificates	$1,996,891.45	$1,996,891.45	$—	$—	$—
Total	$37,192,888.63	$37,192,888.63	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$78,915,379.72
Increase/(Decrease)	$(3,271,323.43)
Ending YSOC Amount	$75,644,056.29

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$825,421,128.42	$794,387,280.68
Note Balance	$822,029,927.04	$790,996,079.30
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$261,943.69
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	126	$181,106.09
Monthly Net Losses (Liquidation Proceeds)			$80,837.60
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.01%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$3,095,005.22
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	94	$2,315,104.88
60-89 Days Delinquent	0.08%	28	$661,762.61
90-119 Days Delinquent	0.03%	13	$295,366.63
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.38%	135	$3,272,234.12

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$51,450.45
Total Repossessed Inventory		4	$70,394.51

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		41	$957,129.24
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.13%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.05%	16	0.03%